Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Interest income	₩ 93,078	₩ 115,686	₩ 70,035
Interest expense	(302,464)	(337,219)	(385,925)
Dividend income	6,212	7,554
Total	(150,420)	(308,677)	(385,127)
Other comprehensive income for the year	(68,288)	(5,670)	(68,835)
Reclassified to profit or loss from other comprehensive income for the year	86,479	(79,384)
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on disposal		(632)	(850)
Gain (loss) on valuation	(3,078)	33	(2,006)
Derivatives used for hedging [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on transactions		8,329	(273)
Gain (loss) on valuation	(145,885)	(138)	(1,733)
Other comprehensive income for the year	(66,624)	4,295	11,513
Reclassified to profit or loss from other comprehensive income for the year	91,698	(3,956)	(9,959)
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest expense	(302,464)	(337,219)	(385,925)
Gain (loss) foreign currency transaction	62,347	(7,518)	(23,416)
Gain(loss) foreign currency translation	225,695	(112,864)	(166,254)
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest income	108,608	129,813	85,603
Gain (loss) foreign currency transaction	(11,949)	(7,493)	(365)
Gain(loss) on foreign currency translation	(12,354)	3,083	1,921
Gain (loss) on disposal	(20,351)	(15,838)	(2,539)
Gain (loss) on valuation	(44,219)	(92,589)	(141,555)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Dividend income	1
Gain (loss) on disposal	153	186	368
Gain (loss) on valuation	(464)	(7,184)
Derivative liabilities for hedging purpose [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on transactions	(58,569)		(5,157)
Gain (loss) on valuation	(63,640)	109,436	141,512
Other comprehensive income for the year	(44,429)	60,501	100,401
Reclassified to profit or loss from other comprehensive income for the year	50,231	(71,915)	(88,003)
Available-for-sale [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest income	453	40	73
Dividend income	5,174	3,926	7,733
Gain (loss) on disposal	89,598	22,695	131,045
Impairment loss	(6,137)	(966)	(1,471)
Other comprehensive income for the year	51,235	10,925	47,381
Reclassified to profit or loss from other comprehensive income for the year	₩ (55,450)	(3,840)	(83,397)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest income		₩ 213	₩ 226